Share based payments - Performance Share Units (Details) - PSUs	12 Months Ended
	Dec. 31, 2021 CAD ($) USD ($)	Dec. 31, 2020 CAD ($)
Share-based payments
Number of awards granted	1,900,000
Number of awards exercised	700,000
Cumulative value awards exercised	$ 3,322,000
Number of awards outstanding	1,200,000	0